Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	477,002,560	316,442,738
Ordinary shares, shares outstanding	477,002,560	316,442,738